Components of Net Periodic Benefit Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Amortization of net transition asset	¥ (10)
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	24,827	25,343	29,774
Interest cost	12,152	14,606	15,196
Expected return on plan assets	(17,822)	(16,389)	(15,401)
Recognized actuarial loss	11,480	12,853	12,219
Amortization of prior service costs	(10,176)	(10,271)	(10,380)
Net periodic benefit costs	20,461	26,142	31,408
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,032	2,387	3,348
Interest cost	12,068	10,197	10,082
Expected return on plan assets	(11,480)	(9,245)	(9,049)
Amortization of net transition asset	12	117	139
Recognized actuarial loss	3,693	1,781	2,771
Amortization of prior service costs	(643)	(566)	(448)
Losses (gains) on curtailments and settlements	1,074	(405)	1,111
Net periodic benefit costs	¥ 7,756	¥ 4,266	¥ 7,954